Accounts Receivable - Aging Analysis of Allowance for Doubtful Accounts (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts [Line Items]
Allowance for doubtful accounts	$ 468	$ 451	$ 283	$ 367
60-90 Days [Member]
Allowance for Doubtful Accounts [Line Items]
Allowance for doubtful accounts	5	6
90-120 Days [Member]
Allowance for Doubtful Accounts [Line Items]
Allowance for doubtful accounts	14	13
120 + Days [Member]
Allowance for Doubtful Accounts [Line Items]
Allowance for doubtful accounts	451	$ 432
Effect of Venezuela [member]
Allowance for Doubtful Accounts [Line Items]
Allowance for doubtful accounts	$ (2)